Note 9 - Income Taxes (Details) - Reconciliation of Income Tax Expense (Benefit) Reported Amount (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Income Tax Expense (Benefit) Reported Amount [Abstract]
Statutory tax expense (benefit)			$ (842,000)	$ (6,980,000)
State income tax			7,000	5,000
Change in valuation allowance			804,000	6,895,000
Interest expense disallowed for tax			3,000	61,000
Effect of other permanent differences			35,000	24,000
Total Tax Expense	$ 0	$ 0	$ 7,000	$ 5,000